Debt Instruments - FV through profit or loss (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Financial assets
Financial assets	$ 355,333	$ 317,124
Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
UDI equivalent (in pesos)	6.399010	6.226630
US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	$ 34,506	$ 23,087
US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets	4,382
Financial assets at fair value through profit or loss category | Debt instruments.
Financial assets
Financial assets	110,613	110,222
Financial assets at fair value through profit or loss category | Federal Treasury Securities (CETES)
Financial assets
Financial assets	25,348	14,270
Financial assets at fair value through profit or loss category | United Mexican States Bonds (UMS)
Financial assets
Financial assets	30	40
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds (BONDS)
Financial assets
Financial assets	29,708	20,910
Financial assets at fair value through profit or loss category | M and M10 Mexican Government Bonds
Financial assets
Financial assets	11,601	27,783
Financial assets at fair value through profit or loss category | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	13,750	29,208
Financial assets at fair value through profit or loss category | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	4,619	10,524
Financial assets at fair value through profit or loss category | US Government Treasury Bills (T-BILLS) | UNITED STATES
Financial assets
Financial assets	10,928	1,473
Financial assets at fair value through profit or loss category | US Government Treasury Notes (T-NOTES) | UNITED STATES
Financial assets
Financial assets	4,382
Financial assets at fair value through profit or loss category | Debt securities, Other than government debt securities
Financial assets
Financial assets	$ 10,247	$ 6,014